NET LOSS PER COMMON SHARE (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		28 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Numerator:
Net loss	$ (3,840,338)	$ (1,987,728)	$ (6,953,161)	$ (5,044,226)	$ (14,103,388)	$ (49,104,211)	$ (74,997,737)
Denominator:
Denominator for basic and diluted loss per share (in shares)	280,270,650	273,292,023	279,065,711	271,700,310	272,620,776	219,530,283	229,376,312
Net loss per common share, basic and diluted
Net loss per common share, basic and diluted (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.07)	$ (0.24)	$ (0.37)